Pension and Other Postretirement Benefits - Schedule of Accumulated Benefit Obligation (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 1,088,203	$ 939,002
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 44,343	$ 40,852